UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund:   BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

Municipal Opportunities Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 02/28/2017

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Education — 0.5%
California Institute of Technology, 4.28%, 9/01/2116	$3,000	$2,557,530
University of Southern California, 3.03%, 10/01/39	3,200	2,895,446
Total Corporate Bonds — 0.5%		5,452,976

Municipal Bonds
California — 84.0%
County/City/Special District/School District — 23.7%
California Infrastructure & Economic Development Bank, RB, Goodwill Industry San Joaquin, 5.85%, 9/01/37	2,985	2,988,821
Central Union High School District-Imperial County, GO, Election of 2016, 5.25%, 8/01/46	4,240	4,938,540
City & County of San Francisco, GO, Series A, 4.00%, 6/15/36	5,710	5,967,121
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 3/01/33	140	155,494
City & County of San Francisco Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project (b):
0.00%, 8/01/23 (c)	1,000	715,950
0.00%, 8/01/31 (c)	3,000	1,300,830
Series D, 3.00%, 8/01/21	1,500	1,517,160
Series D, 0.00%, 8/01/43 (c)	1,000	208,830
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,016,760
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,620,395
City of Rancho Cordova Community Facilities District, Refunding, Sunridge Anatolia Community Facilities, Special Tax Bonds:
3.00%, 9/01/32	900	777,807
3.00%, 9/01/33	820	695,778

Corporate Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
City of Rancho Cordova Community Facilities District, Refunding, Sunridge Anatolia Community Facilities, Special Tax Bonds (continued):
3.00%, 9/01/34	$875	$731,588
4.00%, 9/01/37	1,000	962,030
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,785,912
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 7/01/42	24,000	27,891,840
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/19 (d)	12,200	13,453,306
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	11,200	12,799,024
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A:
6.00%, 3/01/36	2,895	3,362,600
5.50%, 3/01/41	10,550	12,029,004
Cupertino Union School District, GO, Series C, 4.00%, 8/01/40	8,905	9,259,686
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 8/01/46	4,265	5,049,973
Elk Grove Finance Authority, Refunding, Special Tax Bonds:
3.00%, 9/01/35	2,150	1,824,447
3.13%, 9/01/36	1,025	880,895
5.00%, 9/01/41	11,000	11,802,890
5.00%, 9/01/46	7,500	8,027,100
Folsom Cordova Unified School District School Facilities Improvement, GO:
District No. 4, Election of 2012, Series B, 5.25%, 10/01/35	3,210	3,740,132
District No. 5, Election of 2014, Series A, 5.25%, 10/01/35	4,710	5,487,856
Foothill-De Anza Community College District, GO, Refunding, 4.00%, 8/01/40	23,000	23,991,070

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Grossmont California Healthcare District, GO, Election of 2006, Series B (d):
6.00%, 7/15/21	$2,770	$3,319,153
6.13%, 7/15/21	3,045	3,664,840
Long Beach Unified School District California, GO, Series E, 5.00%, 8/01/39	1,500	1,724,745
Los Angeles Community College District, GO, Refunding:
5.00%, 8/01/38	8,000	9,297,760
Election of 2008, Series A, 6.00%, 8/01/19 (d)	6,250	6,994,875
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	3,014,653
Mountain View-Whisman School District, GO, Election of 2012, Series B, 4.00%, 9/01/42	5,750	5,952,572
Ohlone Community College District, GO, Election of 2010, Series C, 4.00%, 8/01/41	5,000	5,154,500
Ohlone Community College District, GO, Refunding, 4.00%, 8/01/41	11,000	11,339,900
Palm Desert Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series B, 3.38%, 10/01/26	1,000	994,100
Redwood City School District, GO, Election of 2015, 4.00%, 8/01/46	5,035	5,174,369
Riverside County Transportation Commission, Refunding RB, Limited Tax, Series A, 5.25%, 6/01/39	3,195	3,688,947
San Diego Community College District, GO, Refunding, 5.00%, 8/01/41	9,000	10,443,960
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 5/01/42	2,010	2,293,973
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,741,600
San Mateo Foster City School District, GO, Series A, 4.00%, 8/01/45	3,240	3,333,377

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
San Mateo Union High School District, GO:
Refunding Series B, 4.00%, 9/01/42	$3,045	$3,167,226
Refunding Series D, 4.00%, 9/01/39	4,740	4,938,085
South San Francisco Unified School District, GO, Refunding Measure J, Series C, 4.00%, 9/01/37	10,000	10,477,700
West Contra Costa California Unified School District, GO, Election of 2010, Series A (AGM), 5.25%, 8/01/41	4,440	5,025,503

		279,724,677
Education — 9.6%
California Educational Facilities Authority, Refunding RB:
Pepperdine University, 5.00%, 10/01/46	8,000	9,087,440
Pitzer College, 6.00%, 4/01/40	2,500	2,828,875
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	2,125	2,717,004
California Municipal Finance Authority, RB:
California Baptist University, Series A, 5.00%, 11/01/36 (b)	1,500	1,505,610
California Baptist University, Series A, 5.00%, 11/01/46 (b)	4,000	3,953,480
Emerson College, 6.00%, 1/01/42	7,000	7,939,470
John Adams Academy, 5.25%, 10/01/45	1,060	1,095,446
Vista Charter Middle School, 6.00%, 7/01/44	500	516,720
California School Finance Authority, RB, Series A, 6.00%, 7/01/51 (b)	1,500	1,519,650
California State University, Refunding RB, Series A:
5.00%, 11/01/38 (a)	5,000	5,769,500
5.00%, 11/01/37	10,000	11,451,500
5.00%, 11/01/42 (a)	7,750	8,913,740

2	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
University of California, RB:
Build America Bonds, 6.30%, 5/15/50	$3,790	$4,537,729
General, Series AQ, 4.77%, 5/15/15	1,055	1,016,313
Series AM, 5.25%, 5/15/37	3,535	4,109,544
Series AM, 5.25%, 5/15/44	11,495	13,306,267
University of California, Refunding RB:
Limited Project, Series I, 5.00%, 5/15/40	6,230	7,067,811
Series AR, 5.00%, 5/15/41	5,510	6,295,781
Series AR, 5.00%, 5/15/46	17,615	20,051,683

		113,683,563
Health — 7.9%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	3,775	4,181,303
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	7,749,560
Scripps Health, Series A, 5.00%, 11/15/40	7,530	8,351,297
Sutter Health, Series B, 6.00%, 8/15/42	9,775	11,122,875
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/19 (d)	2,075	2,312,961
Catholic Healthcare West, Series A, 6.00%, 7/01/19 (d)	6,000	6,688,080
Stanford Hospital, Series A-3, 5.50%, 11/15/40	10,000	11,479,300
California Statewide Communities Development Authority, RB, Series A:
Kaiser Permanente, 5.00%, 4/01/42	15,000	16,325,100
Lancer Educational student Housing Project, 5.00%, 6/01/46 (b)	4,100	3,990,366

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Statewide Communities Development Authority, RB, Series A (continued):
Loma Linda University Medical Center, 5.25%, 12/01/56 (b)	$5,000	$5,253,950
California Statewide Communities Development Authority, Refunding RB:
Lancer Educational Student Housing Project, Series ARB, Series A, 5.00%, 6/01/36 (b)	2,900	2,882,049
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,550,200
Palomar Health, Refunding RB:
5.00%, 11/01/36	1,785	1,872,840
5.00%, 11/01/39	1,370	1,431,924
Regents of the University of California Medical Center Pooled Revenue, RB, Build America Bonds, Series H, 6.40%, 5/15/31	2,925	3,690,736

		92,882,541
State — 5.1%
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 8/15/45	5,000	5,374,300
State of California, GO, Various Purposes:
Build America Bonds, 7.60%, 11/01/40	2,000	2,989,860
6.00%, 3/01/33	4,195	4,752,725
6.50%, 4/01/33	7,925	8,822,347
6.00%, 4/01/38	16,080	17,734,793
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,061,900
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/19 (d)	3,060	3,393,050

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Series I, 5.25%, 11/01/32	$1,115	$1,310,627
Various Capital Projects, Series I, 5.50%, 11/01/33	2,315	2,733,367
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19 (d)	1,725	1,965,793

		60,138,762
Tobacco — 4.1%
County of California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp., 5.60%, 6/01/36	1,980	2,015,066
County of California Tobacco Securitization Agency, Refunding RB:
Asset-Backed, Merced County, Series A, 5.13%, 6/01/38	1,000	967,240
Asset-Backed, Merced County, Series A, 5.25%, 6/01/45	1,085	1,085,749
Asset-Backed, Sonoma County, 5.13%, 6/01/38	100	97,576
Asset-Backed, Sonoma County, 5.25%, 6/01/45	115	110,811
Golden Gate Tobacco Funding Corp., Series A, 5.00%, 6/01/36	2,410	2,302,201
Golden Gate Tobacco Funding Corp., Series A, 5.00%, 6/01/47	2,595	2,435,381
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46	8,590	8,592,147
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	13,000	13,065,000
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	8,450	8,439,775

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1 (continued):
5.13%, 6/01/46	$10,000	$9,887,100

		48,998,046
Transportation — 9.9%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	4,000	5,766,320
Burbank-Glendale-Pasadena California Airport Authority, ARB, Series B, 5.56%, 7/01/32	1,000	1,108,060
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	5,150	5,680,295
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	675	678,125
City & County of San Francisco California Airports Commission, RB, ,San Francisco International Airport, Series A ,AMT, 5.00%, 5/01/41	4,170	4,615,648
City & County of San Francisco California Airports Commission, Refunding ARB:
2nd Series A, AMT, 5.25%, 5/01/33	1,645	1,826,674
San Francisco International Airport, 5.00%, 5/01/46	16,800	18,959,136
Series A, AMT, 5.00%, 5/01/40	4,315	4,705,162
City of Long Beach California Harbor Revenue, RB, Series D, 5.00%, 5/15/39	3,020	3,433,136
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 5/15/36	2,700	3,014,226
Los Angeles International Airport, Series B, 5.00%, 5/15/41	8,375	9,300,940
Series A, 5.00%, 5/15/33	4,500	5,080,410

4	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of Los Angeles California Department of Airports, RB, Series A, 5.00%, 5/15/35	$2,960	$3,314,401
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,690	12,922,594
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series C, 3.89%, 5/15/38	3,000	3,056,880
City of San Francisco Municipal Transportation Agency, RB, 5.00%, 3/01/44	5,000	5,584,300
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	6,710	7,606,859
6.25%, 3/01/34	2,450	2,824,164
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,047,430
County of Sacramento California, ARB:
Senior Series B, 5.75%, 7/01/39	1,600	1,690,176
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/18 (d)	3,150	3,356,766
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 7/01/39	5,775	6,728,106
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	2,355	2,872,794

		117,172,602
Utilities — 23.7%
City & County of San Francisco Public Utilities Commission Wastewater Revenue, RB, Green Bonds, Series A:
4.00%, 10/01/39	10,295	10,720,389
4.00%, 10/01/40	5,155	5,360,221

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 7/01/50	$3,000	$4,269,480
Build America Bonds, Series D, 6.57%, 7/01/45	1,500	2,102,370
Power System, Series A, 5.00%, 7/01/46	9,010	10,257,435
Series A, 5.00%, 7/01/41	13,025	14,882,235
Series B, 5.00%, 7/01/42	2,230	2,546,125
City of Los Angeles California Department of Water & Power, Refunding RB:
Power System, Series A, 5.00%, 7/01/37	3,500	4,010,685
Power System, Series A, 5.00%, 7/01/40	4,555	5,208,278
Power System, Series B, 5.00%, 7/01/36	10,000	11,500,900
Series A, 5.25%, 7/01/39	8,000	9,061,200
Series A, 5.00%, 7/01/46	8,000	9,107,600
Series B, 5.00%, 7/01/42	7,140	8,152,166
Water System, Series B, 5.00%, 7/01/37	1,780	2,042,692
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, 5.38%, 6/01/39	5,060	5,507,304
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,529,163
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB:
5.00%, 11/01/34	10,000	11,704,900
5.00%, 11/01/35	4,965	5,788,793
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,229,872
County of San Diego California Water Authority Financing Corp., Refunding RB, Refunding RB, Series B, 5.00%, 5/01/36	11,150	12,878,139
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 8/01/36	4,235	4,814,517
Irvine Ranch Water District, Special Assessment Bonds:
5.25%, 2/01/41	19,350	22,988,187

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	5

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Irvine Ranch Water District, Special Assessment Bonds (continued):
Build America Bonds, Series B, 6.62%, 5/01/40	$4,000	$5,310,280
Marin Water District Financing Authority, Refunding RB, 5.00%, 7/01/40	5,000	5,717,250
Metropolitan Water District of Southern California, 5.00%, 7/01/33	9,390	11,021,794
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/40	15,585	17,894,385
Metropolitan Water District of Southern California, Refunding RB, Series A:
5.00%, 7/01/32	10,000	11,789,400
5.00%, 10/01/35	5,000	5,676,000
Northern California Power Agency, RB, Build America Bonds, Series B, 7.31%, 6/01/40	2,150	2,757,547
Orange County Water District, Refunding RB, Series A, 4.00%, 8/15/41	3,000	3,132,930
San Diego Public Facilities Financing Authority Sewer Revenue, Refunding RB, Series A, 5.00%, 5/15/37	13,600	15,597,976
San Diego Public Facilities Financing Authority Water Revenue, RB, Series A:
5.00%, 8/01/41	3,860	4,421,398
5.00%, 8/01/45	3,635	4,150,952
Vista Joint Powers Financing Authority, Refunding LRB, Lease, 5.25%, 5/01/37	15,000	17,289,150

		280,421,713
Total Municipal Bonds in California		993,021,904

Puerto Rico — 1.5%
State — 0.4%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A (e)(f):
8.00%, 7/01/35	3,820	2,807,700
5.50%, 7/01/39	1,470	966,525

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
State (continued)
Commonwealth of Puerto Rico, GO, Series A, 6.00%, 7/01/38 (e)(f)	$1,630	$1,083,950

		4,858,175
Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, Series A:
5.50%, 5/15/39	3,075	3,086,685
5.63%, 5/15/43	4,940	4,946,422

		8,033,107
Utilities — 0.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	3,520	2,745,459
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24	665	539,867
6.00%, 7/01/38	2,300	1,800,187

		5,085,513
Total Municipal Bonds in Puerto Rico		17,976,795
Total Municipal Bonds — 85.5%		1,010,998,699

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
California — 18.4%
County/City/Special District/School District — 2.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	20,000	22,156,200
Chabot-Las Positas Community College District, GO, Refunding, 4.00%, 8/01/37	9,190	9,496,303

		31,652,503
Education — 6.4%
California State University, Refunding RB, Systemwide, Series A:
4.00%, 11/01/34	29,175	30,637,426
5.00%, 11/01/45	11,650	13,325,270

6	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
California (continued)
Education (continued)
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	$16,000	$18,217,920
Series AR, 5.00%, 5/15/46	12,000	13,659,960

		75,840,576
Health — 2.9%
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/47	30,070	33,793,568
State — 1.2%
State of California, GO, Refunding, Various Purposes, 4.00%, 9/01/34	13,790	14,332,361
Transportation — 5.2%
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, AMT, 5.00%, 5/01/46	25,000	27,569,000
City of Los Angeles California Department of Airports, RB, Los Angeles International Airport, Series B, AMT, 5.00%, 5/15/41	18,717	20,786,520

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
California (continued)
Transportation (continued)
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/48	$11,490	$13,168,574

		61,524,094
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.4%		217,143,102
Total Long-Term Investments (Cost — $1,223,225,433) — 104.4%		1,233,594,777

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (h)(i)	35,551,898	35,559,008
Total Short-Term Securities (Cost — $35,554,128) — 3.0%		35,559,008
Total Investments (Cost — $1,258,779,561*) — 107.4%		1,269,153,785
Other Assets Less Liabilities — 1.0%		11,312,048
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.4)%		(98,757,077)

Net Assets — 100.0%		$1,181,708,756

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,161,238,048

Gross unrealized appreciation	$33,434,849
Gross unrealized depreciation	(24,066,294)

Net unrealized appreciation	$9,368,555

Notes to Schedule of Investments

(a)	When-issued security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	7

Schedule of Investments (continued)	BlackRock California Municipal Opportunities Fund

(h)	During the period ended February 28, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Loss	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	94,833,083	(59,281,185)	35,551,898	$35,559,008	$171,854	$7,984	$4,880

(i)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(541)	5-Year U.S. Treasury Note	June 2017	$63,677,391	$66,933
(2,572)	10-Year U.S. Treasury Note	June 2017	$320,414,937	40,438
(2,009)	Long U.S. Treasury Bond	June 2017	$304,677,406	(1,525,811)
(496)	Ultra U.S. Treasury Bond	June 2017	$80,243,500	(616,210)
Total				$(2,034,650)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	COP	Certificates of Participation	RB	Revenue Bonds

8	BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]		$1,233,594,777	—	$1,233,594,777
Short-Term Securities	$35,559,008		—	35,559,008

Total	$35,559,008	$1,233,594,777	—	$1,269,153,785

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$107,371	—	—	$107,371
Liabilities:
Interest rate contracts	(2,142,021)	—	—	(2,142,021)

Total	$(2,034,650)	—	—	$(2,034,650)

[1] See above Schedule of Investments for values in each sector or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end TOB Trust Certificates of $98,547,182 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2017, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

 Chief Executive Officer (principal executive officer) of

 BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 19, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews

 Chief Financial Officer (principal financial officer) of

 BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date: April 19, 2017